Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 120,686	$ 83,660
Securities available for sale:
Mortgage-backed and related securities (amortized cost $4,899 and $9,825)	5,213	10,421
Other marketable securities (amortized cost $103,788 and $75,759)	102,743	75,470
	107,956	85,891
Loans held for sale	1,502	2,584
Loans receivable, net	384,615	454,045
Accrued interest receivable	1,953	2,018
Real estate, net	6,898	10,595
Federal Home Loan Bank stock, at cost	784	4,063
Mortgage servicing rights, net	1,708	1,732
Premises and equipment, net	6,711	7,173
Prepaid expenses and other assets	698	1,566
Deferred tax asset, net	15,111	0
Total assets	648,622	653,327
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	553,930	514,951
Federal Home Loan Bank advances	0	70,000
Accrued interest payable	146	247
Customer escrows	614	830
Accrued expenses and other liabilities	8,257	6,465
Total liabilities	562,947	592,493
Commitments and contingencies
Stockholders’ equity:
Serial preferred stock: ($.01 par value) Authorized 500,000 shares; issued shares 26,000	26,000	25,336
Common stock ($.01 par value): Authorized 16,000,000; issued shares 9,128,662	91	91
Additional paid-in capital	51,175	51,795
Retained earnings, subject to certain restrictions	72,211	47,004
Accumulated other comprehensive loss	(674)	(49)
Unearned employee stock ownership plan shares	(2,804)	(2,997)
Treasury stock, at cost 4,704,313 and 4,705,073 shares	(60,324)	(60,346)
Total stockholders’ equity	85,675	60,834
Total liabilities and stockholders’ equity	$ 648,622	$ 653,327